Income Tax - Schedule of Components of the Aggregate Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Deferred Tax Assets
Net operating loss carryforwards	$ 1,374,685	$ 838,875
Allowance for credit loss	146,448	65,177
Lease liabilities	469,475	448,276
Inventory write-off	49,476	41,307
Less: valuation allowance	(389,404)	(199,508)	$ (7,916)
Deferred tax assets, net	1,650,680	1,194,127
Deferred tax liabilities:
Right of use assets	489,963	468,476
Amortization of intangible assets	1,188,204	374,591
Deferred tax liabilities	1,678,167	843,067
Deferred tax (liabilities) assets, net	$ (27,487)	$ 351,060	$ 115,460